Cover	Aug. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity File Number	001-40121
Entity Registrant Name	African Gold Acquisition Corporation
Entity Central Index Key	0001833909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	322 West 52nd Street
Entity Address, Address Line Two	#2322
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(860)
Local Phone Number	214-3714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50, subject to adjustment
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Trading Symbol	AGAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AGAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AGAC.WS
Security Exchange Name	NYSE